Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investments in associates	¥ 4,590	¥ 4,193
Investments in joint ventures	79	81
Investments accounted for using equity method	¥ 4,669	¥ 4,274	¥ 4,330